UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bloom Tree Partners, LLC

Address:  101 Park Avenue, 33rd Floor
          New York, New York 10178

13F File Number: 028-15280

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alok Agrawal
Title:  Managing Member
Phone:  (212) 984-2478


Signature, Place and Date of Signing:

 /s/  Alok Agrawal              New York, New York               May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total: $360,656
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number              Name

028-15283                                          Bloom Tree Fund, LP



                                                  FORM 13F INFORMATION TABLE
                                                   BLOOM TREE PARTNERS, LLC
                                                        March 31, 2013


COLUMN 1                      COLUMN  2         COLUMN 3  COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                        VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP     (X$1000)  PRN AMT PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
--------------               ---------         ------    --------- -----------------  -----------  --------   -----    ------ -----
ABERCROMBIE & FITCH CO        CL A              002896207    1,125   24,417 SH            SOLE      NONE       24,417
ABERCROMBIE & FITCH CO        CL A              002896207    1,505   32,583 SH          DEFINED      (1)       32,583
ALTISOURCE RESIDENTIAL CORP   CL B              02153W100    1,762   88,118 SH            SOLE      NONE       88,118
ALTISOURCE RESIDENTIAL CORP   CL B              02153W100    2,350  117,477 SH          DEFINED      (1)      117,477
AMERICAN INTL GROUP INC       COM NEW           026874784    7,452  191,954 SH            SOLE      NONE      191,954
AMERICAN INTL GROUP INC       COM NEW           026874784    9,937  255,964 SH          DEFINED      (1)      255,964
AMERICAN INTL GROUP INC       *W EXP 01/19/202  026874156      654   42,997 SH            SOLE      NONE       42,997
AMERICAN INTL GROUP INC       *W EXP 01/19/202  026874156      872   57,376 SH          DEFINED      (1)       57,376
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670702    5,825   55,903 SH            SOLE      NONE       55,903
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670702    7,767   74,541 SH          DEFINED      (1)       74,541
CBS CORP NEW                  CL B              124857202   10,093  216,169 SH            SOLE      NONE      216,169
CBS CORP NEW                  CL B              124857202   13,456  288,209 SH          DEFINED      (1)      288,209
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305   11,414  109,555 SH            SOLE      NONE      109,555
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305   15,216  146,057 SH          DEFINED      (1)      146,057
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH   167250109    7,001  112,724 SH            SOLE      NONE      112,724
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH   167250109    9,332  150,281 SH          DEFINED      (1)      150,281
CIGNA CORPORATION             COM               125509109    4,114   65,971 SH            SOLE      NONE       65,971
CIGNA CORPORATION             COM               125509109    5,486   87,952 SH          DEFINED      (1)       87,952
DAVITA HEALTHCARE PARTNERS I  COM               23918K108    7,187   60,600 SH            SOLE      NONE       60,600
DAVITA HEALTHCARE PARTNERS I  COM               23918K108    9,590   80,868 SH          DEFINED      (1)       80,868
FIDELITY NATIONAL FINANCIAL   CL A              31620R105    7,698  305,104 SH            SOLE      NONE      305,104
FIDELITY NATIONAL FINANCIAL   CL A              31620R105   10,266  406,911 SH          DEFINED      (1)      406,911
FUSION-IO INC                 COM               36112J107      423   25,837 SH            SOLE      NONE       25,837
FUSION-IO INC                 COM               36112J107      564   34,444 SH          DEFINED      (1)       34,444
GENPACT LIMITED               SHS               G3922B107    8,546  469,812 SH            SOLE      NONE      469,812
GENPACT LIMITED               SHS               G3922B107   11,393  626,342 SH          DEFINED      (1)      626,342
GOOGLE INC                    CL A              38259P508    9,271   11,673 SH            SOLE      NONE       11,673
GOOGLE INC                    CL A              38259P508   12,359   15,562 SH          DEFINED      (1)       15,562
GREEN MTN COFFEE ROASTERS IN  COM               393122106    1,315   23,168 SH            SOLE      NONE       23,168
GREEN MTN COFFEE ROASTERS IN  COM               393122106    1,753   30,887 SH          DEFINED      (1)       30,887
HCA HOLDINGS INC              COM               40412C101   10,340  254,479 SH            SOLE      NONE      254,479
HCA HOLDINGS INC              COM               40412C101   13,784  339,265 SH          DEFINED      (1)      339,265
HOME LN SERVICING SOLUTIONS   ORD SHS           G6648D109    3,906  167,392 SH            SOLE      NONE      167,392
HOME LN SERVICING SOLUTIONS   ORD SHS           G6648D109    5,206  223,164 SH          DEFINED      (1)      223,164
HOMEOWNERS CHOICE INC         COM               43741E103    4,029  147,867 SH            SOLE      NONE      147,867
HOMEOWNERS CHOICE INC         COM               43741E103    5,372  197,133 SH          DEFINED      (1)      197,133
LIBERTY GLOBAL INC            COM SER A         530555101    8,629  117,624 SH            SOLE      NONE      117,624
LIBERTY GLOBAL INC            COM SER A         530555101   11,504  156,774 SH          DEFINED      (1)      156,774
LORAL SPACE & COMMUNICATNS I  COM               543881106    2,034   32,864 SH            SOLE      NONE       32,864
LORAL SPACE & COMMUNICATNS I  COM               543881106    2,711   43,814 SH          DEFINED      (1)       43,814
OCWEN FINL CORP               COM NEW           675746309   11,121  293,262 SH            SOLE      NONE      293,262
OCWEN FINL CORP               COM NEW           675746309   14,838  391,307 SH          DEFINED      (1)      391,307
PACTERA TECHNOLOGY INTL LTD   SPONSORED ADR     695255109    2,708  421,787 SH            SOLE      NONE      421,787
PACTERA TECHNOLOGY INTL LTD   SPONSORED ADR     695255109    3,610  562,314 SH          DEFINED      (1)      562,314
RYMAN HOSPITALITY PPTYS INC   COM               78377T107    7,219  157,802 SH            SOLE      NONE      157,802
RYMAN HOSPITALITY PPTYS INC   COM               78377T107    9,625  210,377 SH          DEFINED      (1)      210,377
SPECTRUM BRANDS HLDGS INC     COM               84763R101      309    5,460 SH            SOLE      NONE        5,460
SPECTRUM BRANDS HLDGS INC     COM               84763R101      413    7,294 SH          DEFINED      (1)        7,294
UNISYS CORP                   COM NEW           909214306    3,152  138,547 SH            SOLE      NONE      138,547
UNISYS CORP                   COM NEW           909214306    4,203  184,762 SH          DEFINED      (1)      184,762
WESTLAKE CHEM CORP            COM               960413102    5,296   56,642 SH            SOLE      NONE       56,642
WESTLAKE CHEM CORP            COM               960413102    7,061   75,515 SH          DEFINED      (1)       75,515
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS     929352102    5,028  292,628 SH            SOLE      NONE      292,628
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS     929352102    6,703  390,187 SH          DEFINED      (1)      390,187
51JOB INC                     SP ADR REP COM    316827104    6,913  116,359 SH            SOLE      NONE      116,359
51JOB INC                     SP ADR REP COM    316827104    9,216  155,128 SH          DEFINED      (1)      155,128


SK 26222 0001 1381069